Accounting Pronouncements	6 Months Ended
Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update (or ASU) 2016-02, which establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. FASB issued an additional accounting standard update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Partnership adopted ASU 2016-02 on January 1, 2019. In addition, the Partnership early adopted ASU 2019-01, which provides an exception for lessors who are not manufacturers or dealers to determine the fair value of leased property using the underlying asset’s cost, instead of fair value. To determine the cumulative effect adjustment, the Partnership has not reassessed lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Partnership identified the following differences:

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The adoption of ASU 2016-02 results in a change in the accounting method for the lease portion of the daily charter hire accounted for as operating leases with firm periods of greater than one year for certain of the chartered-in vessels of the Partnership and the Partnership's equity-accounted joint ventures. Under ASU 2016-02, one of the Partnership's in-charter contracts previously accounted for as an operating lease is now treated as an operating lease right-of-use asset and an operating lease liability, which resulted in an increase of the Partnership's assets and liabilities. The right-of-use asset and lease liability recognized on June 30, 2019 was $40.7 million (January 1, 2019 – $22.8 million). In addition, certain equity-accounted joint ventures recognized a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. This had the result of increasing the equity-accounted joint venture’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged from the prior policy, unless the right-of-use asset becomes impaired.

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The adoption of ASU 2016-02 results in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock. This change decreased investments in and advances to equity-accounted joint ventures by $3.0 million, and total equity by $3.0 million as at June 30, 2019. The cumulative decrease to opening equity as at January 1, 2019 was $3.0 million. The Partnership’s time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Partnership has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease.

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The adoption of ASU 2016-02 results in direct financing lease payments received being presented as an operating cash inflow instead of an investing cash inflow in the consolidated statements of cash flows. Direct financing lease payments received during the six months ended June 30, 2019 and 2018 were $6.1 million and $5.2 million, respectively.

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The adoption of ASU 2016-02 results in sale and leaseback transactions where the seller lessee has a fixed price repurchase option or other situations where the leaseback would be classified as a finance lease being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02 such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions the Partnership does not derecognize the vessel sold and continues to depreciate the vessel as if it were the legal owner. Proceeds received from the sale of the vessel are recognized as a financial liability and bareboat charter hire payments made by the Partnership to the lessor are allocated between interest expense and principal repayments on the financial liability. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Yamal Spirit during the first quarter of 2019 being accounted for as a failed sale and unlike the eight sale-leaseback transactions entered into in prior years, the Partnership is not considered as holding a variable interest in the buyer lessor entity and thus, does not consolidate the buyer lessor entity (see Note 5).

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 became effective for the Partnership as of January 1, 2019. This change decreased accumulated other comprehensive (loss) income by $4.8 million as at January 1, 2019, and correspondingly increased opening equity as at January 1, 2019 by $4.8 million.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.